UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment           [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         UBS Asset Management (New York), Inc.
Address:      10 E. 50th Street
              New York, New York  10022

13F File Number:   28-2871

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK F. KEMPER
Title:       SECRETARY
Phone:       312-220-7138

Signature, Place, and Date of Signing:

/s/ MARK F. KEMPER   CHICAGO, IL   February 14, 2001

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.

[X]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Number             Form 13F File Number         Name

1                  28-2682                       Brinson Partners, Inc.
2                  28-3900                       Brinson Trust Company